Income Taxes - Components of income (loss) before income tax (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of income (loss) before income taxes
Domestic			$ 65,023	$ (8,558)	$ 21,791
Foreign			3,073	1,191	217
Income before income taxes	$ 28,060	$ 5,008	$ 68,096	$ (7,367)	$ 22,008